Leases - as lessee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets [Abstract]
Balance, beginning of period	$ 34,561
Balance, end of period	18,661	$ 34,561
Amounts recognized in profit and loss [Abstract]
Interest expense on lease liabilities	1,469	2,178	$ 3,768
Expenses relating to short-term leases for vessels, included in charter hire expenses	19,997	5,594	1,040
Expenses relating to short-term leases for offices, included in rental expenses	1,984	1,988	1,613
Amounts recognised in statement of cash flows [Abstract]
Total cash outflow for leases	$ 44,192	$ 45,969	48,643
Lease to extension period for charter	1 year	1 year
Lease liability	$ 89,200
Top of Range [Member]
Amounts recognised in statement of cash flows [Abstract]
Leases extension option contract period	1 year
Cost [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	$ 199,582	$ 187,730
Additions	22,131	11,852
Balance, end of period	221,713	199,582	187,730
Accumulated Depreciation [Member]
Right-of-use assets [Abstract]
Balance, beginning of period	(165,021)	(119,826)
Depreciation charge	(38,031)	(45,195)
Balance, end of period	$ (203,052)	$ (165,021)	$ (119,826)